Document And Entity Information	Mar. 18, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 18, 2026
Entity Registrant Name	Regional Health Properties, Inc.
Entity Central Index Key	0001004724
Entity Emerging Growth Company	false
Entity File Number	001-33135
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	81-5166048
Entity Address, Address Line One	1050 Crown Pointe Parkway
Entity Address, Address Line Two	Suite720
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30338
City Area Code	678
Local Phone Number	869-5116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock No Par Value Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	RHEP
Security Exchange Name	NONE
Ten Point Eight Seven Five Percentage Series A Cumulative Redeemable Preferred Stock, No Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	10.875% Series A Cumulative Redeemable Preferred Stock, no par value
Trading Symbol	RHEPA
Security Exchange Name	NONE